Taxation - Narrative (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016	[1]	Jun. 30, 2016	[1],[2]	Mar. 31, 2016	[1]	Jun. 30, 2016	[1]	Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Related Party Transaction [Line Items]
Effective tax rate (as percent)										452.30%		(48.70%)		0.50%
Loss on impairment of investments	$ 882,000,000				$ 13,000,000		$ 13,000,000		$ 895,000,000	$ 895,000,000		$ 1,285,000,000	[1]	$ 0
Loss on derivative financial instruments	$ (59,000,000)	[2]	$ 72,000,000		$ 45,000,000	[2]	$ 117,000,000	[2]	$ 58,000,000	74,000,000	[2]	$ 150,000,000	[1],[2]	$ 497,000,000	[2]
Statutory income tax rate (in hundredths) (as a percent)												0.00%		0.00%
Unremitted earnings of subsidiaries										34,000,000		$ 38,000,000
Net operating losses carried forward										272,000,000		265,000,000
Deferred tax assets not subject to expiration										237,000,000		265,000,000
Deferred tax assets subject to expiration										35,000,000		0
Valuation allowance										245,000,000		211,000,000
Unrecognized tax benefits										44,000,000		9,000,000		$ 9,000,000		$ 147,000,000
Accrued interest and penalties										2,000,000		0
Unrecognized tax benefits, interest and penalties expensed during period										2,000,000		0		0
Unrecognized tax benefits that would have a favorable impact on effective tax rate										41,000,000
Expected reduction in unrecognized tax benefits										7,000,000
Tax settlement impact on effective tax rate														$ 94,000,000
Other Current Liabilities
Related Party Transaction [Line Items]
Unrecognized tax benefits										7,000,000
Other Noncurrent Liabilities
Related Party Transaction [Line Items]
Unrecognized tax benefits										32,000,000
Deferred Tax Asset Reduction
Related Party Transaction [Line Items]
Unrecognized tax benefits										5,000,000
NOL
Related Party Transaction [Line Items]
Valuation allowance										$ 238,000,000		$ 211,000,000
Bermuda
Related Party Transaction [Line Items]
Statutory income tax rate (in hundredths) (as a percent)										0.00%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".